Financial risk management activities - Fair value of financial instruments (Details) $ in Millions		6 Months Ended
	Jan. 01, 2021 oz	Jun. 30, 2023 USD ($) $ / oz	Dec. 31, 2022 USD ($)
South African assets | Discontinued operations
Disclosure of fair value measurement of assets [line items]
Deferred consideration production threshold, period		6 years
Portion of consideration received consisting of deferred consideration, above production threshold (in USD per ounce) | $ / oz		260
Consideration receivable, initial production threshold | oz	250,000
At amortised cost | Borrowings - Rated bonds
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		$ 1,569	$ 1,578
Financial liabilities		1,736	1,735
At amortised cost | Borrowings - Revolving Credit Facilities
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		177	248
Financial liabilities		177	248
Level 2 | Derivative financial liability -crude oil forward contracts and gold zero cost collar contracts
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value		7	6
Financial liabilities		7	6
Financial assets at fair value through profit or loss | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		12	12
Financial assets		12	12
Financial assets at fair value through profit or loss | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		3	0
Financial assets		3	0
Listed equity investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value		0	2
Financial assets		$ 0	$ 2